Equity - Dividend distribution to shareholders (Details)			3 Months Ended
	Sep. 25, 2024 CNY (¥)	Sep. 28, 2023 CNY (¥)	Dec. 31, 2025 $ / shares	Jun. 30, 2025 $ / shares	Sep. 30, 2024 $ / shares	Sep. 30, 2023 $ / shares
Equity
Payments of Dividends | ¥	¥ 436,048	¥ 150,579
O 2023 Q3 Dividends
Equity
Cash dividend per share						$ 0.05
O 2024 Q3 Dividends
Equity
Cash dividend per share					$ 0.15
O 2025 Q2 Dividends
Equity
Cash dividend per share				$ 0.14
O 2025 Q4 Dividends
Equity
Cash dividend per share			$ 0.12
ADS | O 2023 Q3 Dividends
Equity
Cash dividend per share						$ 0.15
ADS | O 2024 Q3 Dividends
Equity
Cash dividend per share					$ 0.45
ADS | O 2025 Q2 Dividends
Equity
Cash dividend per share				$ 0.42
ADS | O 2025 Q4 Dividends
Equity
Cash dividend per share			$ 0.36